NATURE OF OPERATIONS (Details)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Wheeler River Joint Venture
NATURE OF OPERATIONS
Effective Ownership Interest		95.00%
Ownership Interest, in Key Contractual Arrangements		90.00%
Waterbury Lake Uranium LP
NATURE OF OPERATIONS
Ownership interest, Joint Operations	69.35%	69.35%	67.41%
McClean Lake Joint Venture
NATURE OF OPERATIONS
Ownership Interest, in Key Contractual Arrangements		22.50%	22.50%
Midwest Joint Venture
NATURE OF OPERATIONS
Ownership Interest, in Key Contractual Arrangements		25.17%	25.17%
Millennium Project
NATURE OF OPERATIONS
Ownership interest, Joint Operations		30.099%
Kiggavik Project
NATURE OF OPERATIONS
Ownership interest, Joint Operations		33.8118%
Christie Lake
NATURE OF OPERATIONS
Ownership interest, Joint Operations		34.4508%
JCU
NATURE OF OPERATIONS
Ownership interest, Joint Operations		50.00%	50.00%
JCU | Wheeler River Joint Venture
NATURE OF OPERATIONS
Ownership interest, Joint Operations		5.00%